Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Reserves
(a)	Reserves as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Accumulated comprehensive loss of investments in associates and joint ventures	￦	(693,176)	(532,833)
Changes in fair value of equity investments at fair value through other comprehensive income		(359,283)	(153,359)
Foreign currency translation differences		(339,707)	7,762
Gain or losses on valuation of derivatives		(699)	(455)
Others		11,947	11,900

	￦	(1,380,918)	(666,985)

Unrealized fair value of available-for-sale investments [member]
Statement [LineItems]
Summary of Reserves

(b)	Changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2020 and 2021 were as follows:

(in millions of Won)	2020		2021
Beginning balance	￦	(285,073)	(359,283)
Changes in unrealized fair value of equity investments		(72,808)	201,144
Reclassification upon disposal		2,726	1,667
Others		(4,128)	3,113

Ending balance	￦	(359,283)	(153,359)